Convertible Notes (Details Narrative)																			3 Months Ended		12 Months Ended
	Sep. 04, 2019 USD ($)	Aug. 30, 2019 USD ($) $ / shares shares	Aug. 01, 2019 USD ($)	Jul. 30, 2019 USD ($)	Jul. 08, 2019 USD ($)	Jul. 03, 2019 USD ($)	May 23, 2019 USD ($) $ / shares	Dec. 24, 2018 USD ($) Integer	Nov. 30, 2018 USD ($)	Nov. 30, 2018 USD ($) Integer	Oct. 02, 2018 USD ($) Integer	Aug. 29, 2018 USD ($) Integer	Jul. 19, 2018 USD ($)	Jul. 16, 2018 USD ($)	Jul. 13, 2018 USD ($) Integer	Dec. 29, 2017 USD ($)	Dec. 29, 2017 USD ($) Integer	Aug. 10, 2017 USD ($) Integer	Sep. 30, 2019 USD ($) $ / shares	Sep. 30, 2018 USD ($)	Jun. 30, 2019 USD ($)	Jun. 30, 2018 USD ($)	Aug. 31, 2019 $ / shares	Jul. 02, 2019 $ / shares	Oct. 03, 2018 USD ($)	Jun. 30, 2017 USD ($)
Common stock trading volume, percent																			4.99%		4.99%
Debt premium amount																			$ 1,078,743		$ 613,003	$ 1,731,167
Additional paid in capital																			46,400,877		45,713,322	38,214,213
Proceeds from convertible debt																			948,000	$ 533,389	1,369,000	2,890,080
Embedded derivative, fair value of embedded derivative liability																			$ 254,308		698,264	371,532
Debt conversion price per share | $ / shares																			$ 0.704					$ 0.4725
Amortization of debt discount																			$ 104,406	$ 217,928	389,673	853,459
Warrant [Member]
Warrants exercise price per share | $ / shares																							$ 2.25
Maximum [Member]
Debt conversion price per share | $ / shares																								$ 0.5002
Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																					360,470
Additional paid in capital																					240,313
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																			96,465		171,965
Accrued interest																			12,826		20,065
Additional paid in capital																			50,333
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Convertible debt principal amount																$ 532,435	$ 532,435		75,500		360,470
Debt maturity date																	Dec. 29, 2018
Debt instrument, interest rate, stated percentage																8.00%	8.00%
Accrued interest																			9,959		43,535
Common stock trading volume, percent																	60.00%
Common stock trading days | Integer																	10
Debt premium amount																$ 354,956	$ 354,956
Additional paid in capital																					240,313
Debt instrument, default, interest rate																	24.00%
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note One [Member]
Convertible debt principal amount																			75,500
Additional paid in capital																			50,333
December 29, 2017 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2017 Eagle Note [Member]
Debt conversion of convertible debt amount																25,354
Payment of purchase price																$ 507,081
Debt maturity date																Dec. 29, 2018
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Legal fees													$ 3,750	$ 71,250
July 13, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | July 2018 Eagle Note [Member]
Convertible debt principal amount															$ 75,000				75,000		$ 75,000
Debt maturity date															Jul. 13, 2019
Debt instrument, interest rate, stated percentage															8.00%
Accrued interest															$ 7,299				$ 7,299
Common stock trading volume, percent															60.00%
Common stock trading days | Integer															10
Debt premium amount															$ 50,000
Percentage of outstanding shares of common stock															4.99%
Debt instrument, default, interest rate																			24.00%		24.00%
August 29, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | August 2018 Eagle Note [Member]
Convertible debt principal amount												$ 105,000							$ 105,000		$ 105,000
Debt maturity date												Aug. 29, 2018
Debt instrument, interest rate, stated percentage												8.00%
Accrued interest																			$ 9,159		$ 7,042
Common stock trading volume, percent												60.00%
Common stock trading days | Integer												10
Debt premium amount												$ 70,000
Legal fees												$ 5,000
Percentage of outstanding shares of common stock												4.99%
Debt instrument, default, interest rate																			24.00%		24.00%
Debt original issue discount, rate												10.00%
August 29, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | August 29, 2018 Eagle Note [Member]
Common stock trading volume, percent												50.00%
October 2, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | October 2018 Eagle Note [Member]
Convertible debt principal amount											$ 210,000								$ 210,000		$ 210,000
Debt maturity date											Oct. 02, 2019
Debt instrument, interest rate, stated percentage											8.00%
Accrued interest																			$ 16,708		$ 12,473
Common stock trading volume, percent											60.00%
Common stock trading days | Integer											10
Debt premium amount											$ 140,000
Percentage of outstanding shares of common stock											4.99%
Debt instrument, default, interest rate																			24.00%		24.00%
Debt instrument principal payment											$ 10,000
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Note [Member]
Convertible debt principal amount											$ 212,000														$ 106,000
Debt maturity date											Oct. 02, 2019
Debt instrument, interest rate, stated percentage											8.00%
Common stock trading volume, percent											61.00%
Common stock trading days | Integer											10
Debt premium amount											$ 67,771
Percentage of outstanding shares of common stock											4.99%
Debt instrument, default, interest rate																			24.00%		24.00%
Proceeds from convertible debt											$ 100,700
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back End Note [Member]
Convertible debt principal amount																			$ 35,820
Debt maturity date											Oct. 02, 2019
Accrued interest																			2,434
Debt premium amount																			22,901		$ 44,690
November 30, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | November 2018 Eagle Note [Member]
Convertible debt principal amount									$ 105,000	$ 105,000									105,000		105,000
Debt maturity date										Nov. 30, 2019
Debt instrument, interest rate, stated percentage									8.00%	8.00%
Accrued interest																			$ 6,996		$ 4,879
Common stock trading volume, percent										61.00%
Common stock trading days | Integer										10
Debt premium amount									$ 67,131	$ 67,131
Percentage of outstanding shares of common stock										4.99%
Debt instrument, default, interest rate																			24.00%		24.00%
Debt instrument principal payment										$ 5,000
Debt original issue discount, rate										10.00%
November 30, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | November 2018 Eagle Note [Member]
Common stock trading volume, percent									51.00%
December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member] | December 2018 Eagle Note [Member]
Convertible debt principal amount								$ 126,000											$ 126,000		$ 126,000
Debt maturity date								Dec. 24, 2019
Debt instrument, interest rate, stated percentage								8.00%
Accrued interest																			$ 7,760		$ 5,220
Common stock trading volume, percent								61.00%
Common stock trading days | Integer								10
Debt premium amount								$ 80,557
Percentage of outstanding shares of common stock								4.99%
Debt instrument, default, interest rate																			24.00%		24.00%
Debt instrument principal payment								$ 6,000
Debt original issue discount, rate								10.00%
December 24, 2018 Securities Purchase Agreement [Member] | Depository Trust Company [Member] | December 2018 Eagle Note [Member]
Common stock trading volume, percent								51.00%
August 9, 2017, December 29, 2017, June 14, 2018, July 13, 2018, August 29, 2018, October 2, 2018, November 30, 2018 and December 24, 2018 Securities Purchase Agreement [Member] | Eagle Equities, LLC [Member]
Convertible debt principal amount																			$ 717,465		$ 792,965	1,867,935
Accrued interest																			60,748		55,675	107,726
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member]
Convertible debt principal amount																					35,820	687,000
Accrued interest																					7,813	19,877
October 2, 2018 Securities Purchase Agreement [Member] | GS Capital Partners, LLC [Member] | October 2018 GS Back-End Note [Member]
Convertible debt principal amount																			106,000		106,000
Accrued interest																			7,853		5,715
August 10, 2017 Consulting Agreement [Member]
Convertible debt principal amount																		$ 310,000	9,000		9,000
Debt maturity date																		Aug. 10, 2019
Debt instrument, interest rate, stated percentage																		10.00%
Accrued interest																			26,144		25,917
Common stock trading volume, percent																		65.00%
Common stock trading days | Integer																		10
Debt instrument, default, interest rate																		18.00%
Debt conversion of converted amount																		$ 750
Accrued expenses																					155,000	155,000				$ 155,000
Embedded derivative, fair value of embedded derivative liability																		$ 578,212
August 10, 2017 Consulting Agreement [Member] | Consultant [Member]
Convertible debt principal amount																					161,000	140,000
Accrued interest																					19,418	$ 10,764
Debt conversion of converted amount																					161,000
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Note [Member] | November 19, 2019 [Member]
Common stock trading volume, percent							65.00%
Embedded derivative, fair value of embedded derivative liability							$ 166,564
Debt conversion price per share | $ / shares							$ 32.50
Debt instrument market price per share | $ / shares							$ 50.00
Debt Instrument, description							The Company had the right to prepay the May 2019 Redstart Holdings Note until November 19, 2019. If the May 2019 Redstart Holdings Note was prepaid within 90 days of the issuance date, then the prepayment premium shall be 115% of the face amount plus any accrued interest; if the May 2019 Redstart Holdings Note was prepaid after 91 days from the issuance date, but prior to 121 days from the issuance date, then the prepayment premium shall be 120% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 121 days from the issuance date, but prior to 150 days from the issuance date, then the prepayment premium shall be 125% of the face amount plus any accrued interest; and if the May 2019 Redstart Holdings Note was prepaid after 151 days from the issuance date, but prior to 180 days from the issuance date, then the prepayment premium shall be 129% of the face amount plus any accrued interest.
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member]
Convertible debt principal amount							$ 133,000														133,000
Debt instrument, interest rate, stated percentage							8.00%
Accrued interest																			3,818		$ 1,137
Redstart Holdings Corp Financing Agreement [Member] | Redstart Holdings Corp [Member] | Redstart Holdings Note [Member]
Debt maturity date							May 23, 2020
Debt instrument, interest rate, stated percentage							8.00%
Legal fees							$ 3,000
Percentage of outstanding shares of common stock							4.99%
Proceeds from convertible debt							$ 130,000
Securities Purchase Agreement [Member] | Power Up Lending Group Ltd. [Member] | July 3, 2019 Power Up Note [Member]
Convertible debt principal amount					$ 78,000	$ 78,000
Payment of purchase price					2,500
Debt maturity date						Jul. 03, 2020
Debt instrument, interest rate, stated percentage						8.00%
Accrued interest																			1,517
Common stock trading volume, percent						65.00%
Legal fees					$ 500
Percentage of outstanding shares of common stock						150.00%
Embedded derivative, fair value of embedded derivative liability						$ 155,904
Debt Instrument, description						The conversion price for the July 3, 2019 Power Up Note shall be $3.25, subject to certain Market Price (as defined below) adjustment. If the Market Price is greater than or equal to $5.00, the conversion price shall be the greater of 65% of the Market Price ("Variable Conversion Price") and $3.25. In the event Market Price is less than $5.00, the conversion price shall be the Variable Conversion Price. As defined in the July 3, 2019 Power Up Note, the "Market Price" shall be the average of the lowest three closing bid prices during the ten day trading period prior to and including the day the Company receives a notice of conversion from Power Up on the electronic quotation system or applicable principal securities exchange or trading market or, if no closing bid price of such security is available in any of the foregoing manners, the average of the closing bid prices of any market makers for such security that are listed in the "pink sheets" during the ten prior trading days, including the day upon which the Company receives a notice of conversion from Power Up. Notwithstanding the foregoing, Power Up shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Power Up and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Securities Purchase Agreement [Member] | Odyssey Capital Funding LLC [Member] | July 2019 Odyssey Note [Member]
Convertible debt principal amount			$ 295,000	$ 320,000
Debt maturity date				Jul. 30, 2020
Debt instrument, interest rate, stated percentage				10.00%
Accrued interest				$ 5,421
Common stock trading volume, percent				65.00%
Debt premium amount				$ 172,308
Legal fees			10,000
Percentage of outstanding shares of common stock				120.00%
Debt instrument, default, interest rate				24.00%
Proceeds from convertible debt			$ 285,000
Debt Instrument, description				Common Stock beneficially owned by the Holder and its affiliates would exceed 4.99% of the outstanding shares of the Common Stock of the Company (which may be increased up to 9.9% upon 60 days' prior written notice by the Holder to the Company).
Debt original issue discount				$ 25,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member]
Convertible debt principal amount	$ 550,000	$ 550,000																	550,000
Debt maturity date		Aug. 30, 2020
Debt instrument, interest rate, stated percentage		10.00%
Accrued interest																			4,658
Common stock trading volume, percent		60.00%
Debt premium amount		$ 366,667																	539,000
Legal fees	5,000
Percentage of outstanding shares of common stock		125.00%
Debt instrument, default, interest rate		24.00%
Proceeds from convertible debt	505,000
Debt Instrument, description		The conversion price for the August 30, 2019 Auctus Note shall be the Variable Conversion Price, being 60% of the Market Price. Notwithstanding the foregoing, Auctus shall be restricted from effecting a conversion if such conversion, along with other shares of the Company's common stock beneficially owned by Auctus and its affiliates, exceeds 4.99% of the outstanding shares of the Company's common stock.
Debt original issue discount																			$ 534,000
Diligence fees	$ 40,000
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | First Warrant [Member]
Warrants to purchase of common stock, shares | shares		450,000
Warrants exercise price per share | $ / shares		$ 2.25
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Second Warrant [Member]
Warrants to purchase of common stock, shares | shares		300,000
Warrants exercise price per share | $ / shares		$ 3.33
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Third Warrant [Member]
Warrants to purchase of common stock, shares | shares		225,000
Warrants exercise price per share | $ / shares		$ 4.50
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Warrant [Member]
Common stock exceeding percentage		4.99%
Securities Purchase Agreement [Member] | Auctus Fund, LLC [Member] | August 2019 Auctus Note [Member] | Maximum [Member]
Convertible debt principal amount		$ 15,000